SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - New ASU (Tables)	12 Months Ended
Jan. 31, 2019
Accounting Standards Update 2014-09 [Member]
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Schedule of effect of adoption

	Twelve Months Ended January 31, 2018			Twelve Months Ended January 31, 2017
	As Previously	Adoption		As Previously	Adoption
	Reported	of ASC 606	(As Adjusted)	Reported	of ASC 606	(As Adjusted)

Revenues
Royalties under amended lease agreements	$33,955,703	$(72,142)	$33,883,561	$10,314,620	$150,659	$10,465,279
Royalties under Peters Lease fee	519,327	—	519,327	416,788	—	416,788
Interest	92,527	—	92,527	5,126	—	5,126

Total revenues	34,567,557	(72,142)	34,495,415	10,736,534	150,659	10,887,193

Expenses
Compensation of Trustees	207,520	—	207,520	188,789	—	188,789
Corporate Trustee’s administrative fees	62,500	—	62,500	62,500	—	62,500
Professional fees and expenses:
Legal	366,205	—	366,205	399,737	—	399,737
Accounting and auditing	142,214	—	142,214	151,947	—	151,947
Mining consultant and field representatives	56,100	—	56,100	27,988	—	27,988
Insurance	118,392	—	118,392	118,490	—	118,490
Annual stock exchange fee	59,967	—	59,967	53,095	—	53,095
Transfer agent’s and registrar’s fees	7,366	—	7,366	5,540	—	5,540
Other Trust expenses	51,726	—	51,726	115,336	—	115,336

Total expenses	1,071,990	—	1,071,990	1,123,422	—	1,123,422

Net income	$33,495,567	$(72,142)	$33,423,425	$9,613,112	$150,659	$9,763,771

WEIGHTED AVERAGE NUMBER OF UNITS OUTSTANDING	13,120,010	—	13,120,010	13,120,010	—	13,120,010

Net income per unit (Note 2)	$2.553	$(0.005)	$2.548	$0.733	$0.011	$0.744

Balance Sheets

	January 31, 2018
	As Previously	Adoption	January 31, 2018
	Reported	of ASC 606	(As Adjusted)

Assets

Cash and cash equivalents	$314,835	$—	$314,835

U.S. Government securities, at amortized cost (which approximates market)	23,797,451	—	23,797,451

Accrued income receivable	1,956,091	—	1,956,091
Contract asset	—	99,264	99,264
Prepaid expenses	54,640	—	54,640
Current assets	26,123,017	99,264	26,222,281

Fixed property, including intangibles, at nominal values
Assignments of leased property

Amended assignment of Peters Lease	1	—	1

Assignment of Cloquet Leases	1	—	1

Certificate of beneficial interest for 13,120,010 units of Land Trust	1	—	1
	3	—	3

Total assets	$26,123,020	$99,264	$26,222,284

Liabilities, Unallocated Reserve And Trust Corpus

Liabilities
Distribution payable	$15,481,612	$—	$15,481,612
Accrued expenses	133,994	—	133,994
Total liabilities	15,615,606	—	15,615,606

Unallocated reserve	10,507,411	99,264	10,606,675

Trust corpus	3	—	3

Total liabilities, unallocated reserve and trust corpus	$26,123,020	$99,264	$26,222,284

Statements of Cash Flows

	Twelve Months Ended January 31, 2018			Twelve Months Ended January 31, 2017
	As Previously	Adoption		As Previously	Adoption
	Reported	of ASC 606	(As Adjusted)	Reported	of ASC 606	(As Adjusted)

Operating activities
Royalties received	$30,470,480	$—	$30,470,480	$13,702,276	$—	$13,702,276
Interest received	86,616	—	86,616	5,541	—	5,541
Expenses paid	(1,047,221)	—	(1,047,221)	(1,124,467)	—	(1,124,467)

Net cash from operating activities	29,509,875	—	29,509,875	12,583,350	—	12,583,350

Investing activities
Maturities of U.S. Government securities	37,636,412	—	37,636,412	5,740,659	—	5,740,659
Purchases of U.S. Government securities	(60,977,805)	—	(60,977,805)	—	—	—

Net cash From (used for) investing activities	(23,341,393)	—	(23,341,393)	5,740,659	—	5,740,659

Financing activity
Distributions to unitholders	(19,548,815)	—	(19,548,815)	(7,216,006)	—	(7,216,006)

Net change in cash and cash equivalents	(13,380,333)	—	(13,380,333)	11,108,003	—	11,108,003

Cash and cash equivalents, beginning of year	13,695,168	—	13,695,168	2,587,165	—	2,587,165

Cash and cash equivalents, end of year	$314,835	$—	$314,835	$13,695,168	$—	$13,695,168

Reconciliation of net income to net cash from operating activities

Net income	$33,495,567	$(72,142)	$33,423,425	$9,613,112	$150,659	$9,763,771
Decrease (increase) in accrued income receivable	(1,911,046)	—	(1,911,046)	933,101	—	933,101
Decrease (increase) in contract asset	—	72,142	72,142	—	(150,659)	(150,659)
Decrease (increase) in prepaid expense	(1,032)	—	(1,032)	1,322	—	1,322
Increase (decrease) in accrued expenses	25,801	—	25,801	(63,600)	—	(63,600)
Increase (decrease) in deferred royalty revenue	(2,099,415)	2,099,415	—	2,099,415	(2,099,415)	—
Increase (decrease) in contract liability	—	(2,099,415)	(2,099,415)	—	2,099,415	2,099,415

Net cash from operating activities	$29,509,875	$—	$29,509,875	$12,583,350	$—	$12,583,350

Non cash financing activity

Distributions declared and payable	$15,481,612	$—	$15,481,612	$1,836,801	$—	$1,836,801